Derivatives (Changes in Estimated Fair Value Related to Embedded Derivatives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (365)	$ 116	$ (78)
Net Derivative Gain (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net derivatives gains (losses)	$ (365)	$ 116	$ (78)